Inventory	12 Months Ended
Jun. 30, 2019
Inventories [Abstract]
Inventory
Inventory

Accounting Policy

The Company defines inventory as all cannabis products after the point of harvest (“Cannabis Inventory”), hemp products, purchased finished goods for resale, consumable supplies and accessories. Cannabis Inventory includes harvested cannabis, cannabis oils and capsules.

Cannabis Inventory is transferred from biological assets at fair value less costs to sell at the point of harvest, which becomes the deemed cost. Any subsequent post-harvest costs are capitalized to Cannabis Inventory to the extent that the cost is less than net realizable value (“NRV”). NRV for work-in-process (“WIP”) and finished Cannabis Inventory is determined by deducting estimated remaining conversion/completion costs and selling costs from the estimated sale price achievable in the ordinary course of business. Conversion and selling costs are determined using average cost. In the period that Cannabis Inventory is sold, the fair value portion of the deemed cost is recorded within changes in fair value of inventory sold line, and the cash cost of such Cannabis Inventory, including direct and indirect costs, are recorded within the cost of sales line on the statement of comprehensive (loss) income.

Products for resale, consumable supplies and accessories are initially recognized at cost and subsequently valued at the lower of cost and NRV. The Company reviews these types of inventory for obsolescence, redundancy and slow turnover to ensure that they are written-down and reflected at NRV.

The Company uses judgment in determining the NRV of inventory. When assessing NRV, the Company considers the impact of price fluctuation, inventory spoilage and inventory damage.

The following is a breakdown of inventory at June 30, 2019:

	Capitalized cost	Fair value adjustment	Carrying value
	$	$	$
Harvested cannabis
Work-in-process	31,381	33,745	65,126
Finished goods	7,771	4,182	11,953
	39,152	37,927	77,079
Cannabis oils
Work-in-process	3,919	1,653	5,572
Finished goods	5,190	1,052	6,242
	9,109	2,705	11,814
Capsules
Work-in-process	869	108	977
Finished goods	2,366	203	2,569
	3,235	311	3,546
Hemp products
Raw materials	4,508	—	4,508
Work-in-process	1,000	—	1,000
Finished goods	3,183	—	3,183
	8,691	—	8,691
Merchandise and other
Raw materials	373	—	373
Work-in-process	261	—	261
Finished goods	2,204	—	2,204
	2,838	—	2,838

Accessories, supplies and consumables	9,673	—	9,673

Balance, June 30, 2019	72,698	40,943	113,641
The following is a breakdown of inventory at June 30, 2018:

	Capitalized cost	Fair value adjustment	Carrying value
	$	$	$
Harvested cannabis
Work-in-process	2,215	6,337	8,552
Finished goods	5,637	7,742	13,379
	7,852	14,079	21,931
Cannabis oils
Work-in-process	550	782	1,332
Finished goods	1,099	1,364	2,463
	1,649	2,146	3,795
Capsules
Finished goods	166	90	256

Hemp products
Raw materials	727	—	727
Work-in-process	538	—	538
Finished goods	323	—	323
	1,588	—	1,588
Other
Raw materials	433	—	433
Work-in-process	163	—	163
	596	—	596

Accessories, supplies and consumables	1,429	—	1,429

Balance, June 30, 2018	13,280	16,315	29,595

During the year ended June 30, 2019, inventory expensed to cost of goods sold was $184.7 million (June 30, 2018 - $37.2 million), which included $72.1 million (June 30, 2018 - $17.6 million) of non-cash expense related to the changes in fair value of inventory sold.